Inventories - Changes in Holdings' Allowance for Excess and Obsolete Inventory (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Beginning of period	$ 9.3	$ 6.4	$ 2.0
Charge to expense	7.8	4.0	4.4
Inventory written off	(2.3)	(1.7)	(0.5)
Other	0.2	0.6	0.5
End of period	$ 15.0	$ 9.3	$ 6.4